SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Common Stock — 94.8%
	Banks — 15.9%
	Banks — 15.9%
	Al Rajhi Bank	198,023	$ 4,994,794
	Bank Central Asia Tbk. PT	26,370,000	14,090,530
	China Construction Bank Corp. Class H	20,977,500	21,164,695
	Credicorp Ltd.	55,505	12,406,478
	ICICI Bank Ltd.	933,097	15,765,596
	KB Financial Group, Inc.	129,498	10,641,174
	Piraeus Financial Holdings SA	1,799,464	12,467,957
			91,531,224
	Capital Goods — 5.0%
	Aerospace & Defense — 2.0%
	LIG Nex1 Co. Ltd.	27,934	11,176,912
	Electrical Equipment — 1.1%
	Contemporary Amperex Technology Co. Ltd. Class A	185,159	6,517,452
	Machinery — 1.9%
	Techtronic Industries Co. Ltd.	1,010,716	11,111,509
			28,805,873
	Consumer Discretionary Distribution & Retail — 11.2%
	Broadline Retail — 11.2%
	Alibaba Group Holding Ltd.	975,500	13,644,660
[a]	MercadoLibre, Inc.	3,286	8,588,388
	Naspers Ltd. Class N	136,443	42,507,096
			64,740,144
	Consumer Durables & Apparel — 2.8%
	Household Durables — 1.4%
	Nien Made Enterprise Co. Ltd.	605,344	8,444,395
	Textiles, Apparel & Luxury Goods — 1.4%
	Kalyan Jewellers India Ltd.	1,232,560	7,980,165
			16,424,560
	Consumer Services — 2.5%
	Hotels, Restaurants & Leisure — 2.5%
[a]	Eternal Ltd.	2,258,632	6,951,561
	Trip.com Group Ltd. ADR	129,258	7,579,689
			14,531,250
	Consumer Staples Distribution & Retail — 4.2%
	Consumer Staples Distribution & Retail — 4.2%
[a]	BBB Foods, Inc. Class A	274,922	7,631,835
	Bid Corp. Ltd.	632,952	16,711,756
			24,343,591
	Energy — 3.2%
	Energy Equipment & Services — 1.6%
	ADNOC Drilling Co. PJSC	5,931,099	9,205,267
	Oil, Gas & Consumable Fuels — 1.6%
	Reliance Industries Ltd.	540,304	9,449,650
			18,654,917
	Financial Services — 3.6%
	Capital Markets — 3.6%
	360 ONE WAM Ltd.	518,410	7,193,423
	Hong Kong Exchanges & Clearing Ltd.	167,600	8,941,570
	Saudi Tadawul Group Holding Co.	98,230	4,620,123
			20,755,116
	Food, Beverage & Tobacco — 7.3%
	Beverages — 6.2%
	Arca Continental SAB de CV	1,499,600	15,887,473
	Kweichow Moutai Co. Ltd. Class A	43,034	8,465,185

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
	Varun Beverages Ltd.	2,157,017	$ 11,495,623
	Food Products — 1.1%
	China Mengniu Dairy Co. Ltd.	3,081,200	6,319,444
			42,167,725
	Health Care Equipment & Services — 1.0%
	Health Care Providers & Services — 1.0%
	Max Healthcare Institute Ltd.	401,209	5,964,803
			5,964,803
	Household & Personal Products — 1.5%
	Personal Care Products — 1.5%
	Proya Cosmetics Co. Ltd. Class A	751,604	8,684,013
			8,684,013
	Insurance — 4.5%
	Insurance — 4.5%
	AIA Group Ltd.	2,274,000	20,393,709
[a]	PB Fintech Ltd.	274,265	5,814,060
			26,207,769
	Semiconductors & Semiconductor Equipment — 16.9%
	Semiconductors & Semiconductor Equipment — 16.9%
	MediaTek, Inc.	185,000	7,916,267
	SK Hynix, Inc.	94,402	20,424,855
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,908,625	69,257,240
			97,598,362
	Software & Services — 1.5%
	Information Technology Services — 1.5%
	Tata Consultancy Services Ltd.	210,337	8,486,078
			8,486,078
	Technology Hardware & Equipment — 4.3%
	Electronic Equipment, Instruments & Components — 2.2%
	Hon Hai Precision Industry Co. Ltd.	1,214,000	6,690,881
	Lotes Co. Ltd.	128,300	5,929,241
	Technology Hardware, Storage & Peripherals — 2.1%
	Samsung Electronics Co. Ltd.	274,593	12,167,058
			24,787,180
	Telecommunication Services — 3.6%
	Diversified Telecommunication Services — 2.0%
	Converge Information & Communications Technology Solutions, Inc.	33,120,734	11,442,029
	Wireless Telecommunication Services — 1.6%
	Bharti Airtel Ltd.	398,051	9,323,286
			20,765,315
	Transportation — 3.8%
	Transportation Infrastructure — 3.8%
	Grupo Aeroportuario del Pacifico SAB de CV Class B	384,481	8,801,602
	Salik Co. PJSC	7,794,840	12,840,707
			21,642,309
	Utilities — 2.0%
	Electric Utilities — 2.0%
	Tenaga Nasional Bhd.	3,452,199	11,790,196
			11,790,196
	Total Common Stock (Cost $372,961,212)		547,880,425
	Preferred Stock — 3.8%
	Banks — 1.7%
	Banks — 1.7%
	Itau Unibanco Holding SA 6.772%	1,470,966	10,003,901

SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2025 (Unaudited)

	Issuer-Description	SHARES	VALUE
			10,003,901
	Energy — 2.1%
	Oil, Gas & Consumable Fuels — 2.1%
	Petroleo Brasileiro SA 10.921%	2,038,919	$ 11,776,201
			11,776,201
	Total Preferred Stock (Cost $19,630,575)		21,780,102
	Short-Term Investments — 2.3%
[b]	Thornburg Capital Management Fund	1,320,004	13,200,043
	Total Short-Term Investments (Cost $13,200,043)		13,200,043
	Total Investments — 100.9% (Cost $405,791,830)		$582,860,570
	Liabilities Net of Other Assets — (0.9)%		(5,282,150)
	Net Assets — 100.0%		$577,578,420

Outstanding Forward Currency Contracts To Buy Or Sell At June 30, 2025
Contract Description	Contract Party*	Buy/Sell	Contract Amount	Contract Value Date	Value USD	Unrealized Appreciation	Unrealized Depreciation
Philippine Peso	SSB	Sell	312,951,900	7/16/2025	5,554,465	$ —	$ (250,195)
Philippine Peso	SSB	Buy	312,951,900	7/16/2025	5,554,465	—	(74,166)
Chinese Yuan Renminbi	SSB	Sell	554,311,700	7/17/2025	77,439,733	—	(1,418,105)
Chinese Yuan Renminbi	SSB	Buy	554,311,700	7/17/2025	77,439,733	269,252	—
Euro	SSB	Sell	10,002,200	7/17/2025	11,793,753	—	(1,408,709)
Euro	SSB	Buy	10,002,200	7/17/2025	11,793,753	426,763	—
Indian Rupee	SSB	Sell	3,521,223,800	7/17/2025	41,032,179	—	(927,124)
Indian Rupee	SSB	Buy	3,521,223,800	7/17/2025	41,032,179	—	(170,037)
South Korean Won	SSB	Sell	11,347,673,100	7/17/2025	8,416,095	—	(560,316)
South Korean Won	SSB	Buy	11,347,673,100	7/17/2025	8,416,095	158,437	—
Thailand Baht	SSB	Sell	144,731,100	7/17/2025	4,456,923	—	(247,788)
Thailand Baht	SSB	Buy	29,338,700	7/17/2025	903,471	24,409	—
Thailand Baht	SSB	Buy	25,451,700	7/17/2025	783,772	32,730	—
Thailand Baht	SSB	Buy	89,940,700	7/17/2025	2,769,679	49,940	—
Taiwan Dollar	SSB	Sell	165,163,100	7/17/2025	5,660,719	—	(628,327)
Taiwan Dollar	SSB	Buy	48,550,200	7/17/2025	1,663,986	182,894	—
Taiwan Dollar	SSB	Buy	25,287,100	7/17/2025	866,678	97,722	—
Taiwan Dollar	SSB	Buy	51,702,600	7/17/2025	1,772,029	167,604	—
Taiwan Dollar	SSB	Buy	39,623,200	7/17/2025	1,358,026	38,352	—
South African Rand	SSB	Sell	78,745,600	7/17/2025	4,442,892	—	(317,277)
South African Rand	SSB	Buy	14,865,000	7/17/2025	838,696	31,220	—
South African Rand	SSB	Buy	11,978,000	7/17/2025	675,809	25,578	—
South African Rand	SSB	Buy	24,354,300	7/17/2025	1,374,090	139,485	—
South African Rand	SSB	Buy	16,121,400	7/17/2025	909,583	94,237	—
South African Rand	SSB	Buy	11,426,900	7/17/2025	644,715	70,911	—

Total						$1,809,534	$(6,002,044)

Net unrealized appreciation (depreciation)							$(4,192,510)

*	Counterparty includes State Street Bank and Trust Company ("SSB").

Footnote Legend
a	Non-income producing.
b	Investment in Affiliates.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depositary Receipt

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Developing World Fund	June 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Developing World Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers five classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”) and Retirement Classes (“Class R5” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee," as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Securities and other portfolio investments which are listed or traded on a United States securities exchange are generally valued at the last reported sale price on the valuation date or, if there has been no sale of the investment on that date, at the mean between the last reported bid and asked prices for the investment on that date. Portfolio investments reported by NASDAQ are valued at the official closing price on the valuation date. If an investment is traded on more than one exchange, the investment is considered traded on the exchange that is normally the primary market for that investment. For securities and other portfolio investments which are primarily listed or traded on an exchange outside the United States, the time for determining the investment’s value in accordance with the first sentence of this paragraph will be the close of that investment’s primary exchange preceding the Fund’s valuation time.
In any case when a market quotation is not readily available for a portfolio investment ordinarily valued by market quotation, the Committee calculates a fair value for the investment using methodologies selected and approved by the Committee as described in the Valuation Policy and Procedures, subject to changes or additions by the Committee. For this purpose, a market quotation is considered to be readily available if it is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date. Pursuant to the Valuation Policy and Procedures, the Committee shall monitor for circumstances that may necessitate the use of fair valuation methodologies, including circumstances in which a market quotation for an investment is no longer reliable or is otherwise not readily available. For that purpose, a market quotation is not readily available when the primary market or exchange for the applicable investment is not open for the entire scheduled day of trading. A market quotation may also not be readily available if: (a) developments occurring after the most recent close of the applicable investment’s primary exchange, but prior to the close of business on any business day; or (b) an unusual event or significant period of time occurring since the availability of the market quotation, create a serious question concerning the reliability of that market quotation. Additionally, a market quotation will be considered unreliable if it would require adjustment under GAAP, or where GAAP would require consideration of additional inputs in determining the value of the investment. The Committee customarily obtains valuations in those instances from pricing service providers approved by the Committee. Such pricing service providers ordinarily calculate valuations using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data, and other data.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Developing World Fund	June 30, 2025 (Unaudited)

Investments in U.S. mutual funds are valued at net asset value ("NAV") each business day.
Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.
If the market quotation for an investment is expressed in a foreign currency, that market quotation will be converted to U.S. dollars using a foreign exchange quotation from a third-party service at the time of valuation. Foreign investments held by the Fund may be traded on days and at times when the Fund is not open for business. Consequently, the value of Fund’s investments may be significantly affected on days when shareholders cannot purchase or sell Fund’s shares.
NOTE 3 – Investments with Affiliates
Shown below are holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the 1940 Act, including companies for which the Fund’s holding represented 5% or more of the company’s voting securities, and a series of the Thornburg Investment Trust in which the Fund invested for cash management purposes during the period:
	Market Value 9/30/24	Purchases at Cost	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appr./(Depr.)	Market Value 6/30/25	Dividend Income
Thornburg Capital Mgmt. Fund	$1,108,242	$185,291,943	$(173,200,142)	$-	$-	$13,200,043	$376,869